Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions

For the years ended December 31, 2016, 2017 and 2018, significant related party transactions were as follows:

Transactions with YY

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cash collected by YY as a payment platform for Huya (Note 1(b))	—	2,352,528	4,081,696
Operation support services provided by YY (i) (Note 1(b))	—	151,216	44,523
Purchase of services by YY on behalf of Huya (Note 1(b))	—	155,249	37,408
Cash received in connection with purchasing short-term deposits together with YY	—	—	7,096
Purchase of property and equipment and intangible assets from YY	12,491	733	6,422
Share-based compensation expenses related to YY’s Share-based Awards (Note 20(a))	52,098	10,465	5,833
Advertising revenue from YY	—	468	1,955
Net increase in Parent Company investment through contributed service	422,773	164,913	—
Capital contribution from VIE of YY	100,000	100,000	—
Deemed contribution from YY (Note 1(b))	—	20,000	—
Share-based compensation expenses related to CEO’s Awards (Note 20(c))	—	10,170	—
Cash paid to purchase short-term deposits together with YY	—	7,096	—
Costs and expenses allocated from YY, excluding the share-based compensation costs and expenses related to YY’s Share-based Awards	217,107	—	—
Deposits received from content providers by YY on behalf of Huya	3,221	—	—
Others	—	849	1,423

Transactions with Tencent

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Operation support services provided by Tencent (ii)	—	—	106,547
Purchase of copyrights for live streaming from Tencent	—	—	88,075
Advertising revenue from Tencent	—	—	14,345
Market promotion expenses charged by Tencent	—	—	2,174

(i)	Purchases of services from YY are mutually agreed with reference to the cost and market price of the services.
(ii)	Operation support services mainly consist of bandwidth and payment handling services which are charged at the market price.

Schedule of Amounts Due from/to Related Parties

As of December 31, 2017 and 2018, the amounts due from/to related parties are as follows:

	December 31,
	2017	2018
	RMB	RMB
Amounts due from related parties
YY	111,830	231,226
Tencent	—	6,142
Other	1,481	1,471

Total	113,311	238,839

Amounts due to related parties
Tencent	—	33,773
YY	7,495	—
Other	900	900

Total	8,395	34,673